TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 11 -	TRANSACTIONS WITH RELATED PARTIES

a.	Transactions with TAT Industries:

	Year ended December 31,
	2013	2012	2011

Management fees (1)	$29	$50	$50
Lease expenses (2)	$424	$416	$408

(1)
According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses. Such services provided to TAT Industries until the purchase of TAT's shares by FIMI Funds on August 7, 2013 (see also note 1).

(2)
During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year.

In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.

b.	Balances with related parties:

	December 31,
	2013	2012
TAT Industries - current asset (1)	$-	$54
FAVS - current asset	5	-
Total asset	$5	$54

Bental Non-controlling interest - current liability	$-	$(60)
FAVS - current liability	-	(29)
Isal Amlat Investment (1993) Ltd.	-	(23)
Total liability	$-	$(112)

(1)	Results from certain expenses incurred by TAT Industries and borne by the Company. The debt bears interest at the rate equal to the interest rate agreed between TAT Industries and its lending banks.

c.	Transactions with related parties:

	Year ended December 31,
	2013	2012	2011

Management fees to shareholders (see item e below)	$-	$359	$400

d.
Bental is engaged in various agreements with the Non-controlling interest and other related parties for the rental, maintenance and other services provided to it, in connection with its plant and operations. Total amount paid by Bental for these services in 2013, 2012 and 2011 was $432, $505 and $526, respectively.

e.
In March 2012, the audit committee and the board of directors of TAT approved a new three-year management agreement with Isal Amlat Investment (1993) Ltd. ("Isal Amlat") commencing as of February 8, 2012 (the "New Management Agreement"). Each of TAT and Isal Amlat shall be entitled to terminate the New Management Agreement subject to a prior written notice of 4 months. Pursuant to the New Management Agreement, in consideration of the management services provided by Isal Amlat, TAT pays Isal Amlat  management fees in a total annual amount of NIS 1,500,000 (approximately $400), linked to the Consumer Price Index to be paid on a monthly basis, plus VAT. In addition, Isal Amlat is entitled to repayment of expenses actually borne as part of providing the management services. The audit committee and board of directors of the Company will examine on a yearly basis, the management services actually provided to the Company, and shall examine whether a material change has occurred justifying the update of the management fees and/or the conditions of the New Management Agreement. The New Management Agreement was approved by the shareholders of TAT on June 28, 2012.

On August 21, 2012, the board of directors of TAT approved, following an approval of TAT's audit committee, a change to the New Management Agreement with Isal Amlat, effective from such date according to which the scope of the services provided by Isal Amlat to TAT were reduced and the annual management fees were also reduced by a total amount of NIS 570,000 (approximately $150 - the "reduced amount").

Total amount paid by TAT for the management services in 2012 and 2011, was $359 and $397, respectively.

In addition, the Company received management services from a private company ("Management company") controlled by Mr. Nathan Galili ("Galili"), CEO of KNM Industries Ltd. (a private company through which Isal Amlat indirectly holding control in the Company). The management services will consist of a half-time of Galili, which value is more than the reduced amount, and will additionally include its services as active chairman of Bental. For those services the Company will pay the Management company annual management fees equal to the reduced amount, in addition to NIS 7,000 (approximately $2, plus VAT), as a monthly remuneration for travelling expenses to Bental. In addition, if during the service period or within a twelve month period from the end of the service period the Company will sell its holding in Bental, for more than $6,600 ("low threshold"), then the Management company will be eligible for a bonus which will be determined as follows:

2% out of the 1st million above the low threshold, the Company will receive for its holding in Bental, plus an additional 3% out of the 2nd million above the low threshold the Company will receive for its holding in Bental, plus an additional 5% out of the 3rd million above the low threshold the Company will receive for its holding in Bental. It is clarified that in any event the amount of the bonus shall not exceed $100.

Such management services will be provided until February 8, 2015 (the end of term of the new management agreement with Isal Amlat). Each of the parties (TAT and the Management company) may terminate the agreement with a prior written notice of four months.

On January 27, 2013, TAT informed Isal Amlat that no management services had been provided by Isal Amlat to TAT during the preceding months, and that TAT decided to immediately terminate the Management Agreement. At that date TAT ceased paying management fees.

On February 8, 2013, Mr. Galili informed TAT on the termination of the engagement with TAT, effectively immediately while management fees will be paid throughout June 8, 2013 at the end of the four-month notice period.

f.
On June 14, 2010, TAT and Bental signed a management services agreement. TAT agreed to provide Bental with various services including investor relations, business development, marketing and advertising consulting, legal services and the appointing of TAT personnel in Bental board of directors. The agreement was effective since January 1, 2010 and the annual management fees were in the amount of $120. Such management fees were paid until June 30, 2013, following which the extent of such services reduced significantly together with the intent of the Company to sell its entire interest in Bental (see also note 4).

g.
In December 2009, Piedmont provided a guarantee for a period of one year up to $7,000 in respect of FAvS' debt taken in connection with the acquisition of AeTR. As of December 31, 2012, the guarantee amount is $4,600 (such guarantee was released on March 18, 2013, see also note 3(a)).

h.
On September 7, 2011, TAT received a loan from Bental for the total amount of NIS 2.5 million (approximately $700), to be repaid in whole at the end of a 24 month period (the "Term"). The principal amount bears interest of Prime + 1% payable on a quarterly basis and may be repaid at any time during the term upon TAT's discretion. Simultaneously with such loan, Bental received a loan from an Israeli bank for similar amount under similar terms and conditions. Such loan amount was repaid by TAT to Bental on September 8, 2013, which in turn Bental made, on the same date, an on time repayment of the loan in the total amount of NIS2.5 million (approximately $693)